Academy Veteran Impact ETF

SCHEDULE OF INVESTMENTS at October 31, 2023 (Unaudited)

	Principal Amount	Value
Mortgage Backed Securities - 97.2%
Small Business Administration Pool
6.050% (PRIME - 2.450%), Pool No.530428, 10/25/2033 (1)	$394,111	$395,698
6.050% (PRIME - 2.450%), Pool No.530439, 10/25/2033 (1)	993,831	997,836
Government National Mortgage Association II Pool
2.000%, Pool No.MA8314, 01/20/2037	268,315	227,645
2.000%, Pool No.MA8239, 02/20/2037	514,908	434,765
2.500%, Pool No.MA8173, 08/20/2037	321,075	278,832
1.500%, Pool No.MA8095, 12/20/2043	112,687	86,167
2.500%, Pool No.MA2752, 04/20/2045	156,502	126,749
2.500%, Pool No.MA2824, 05/20/2045	658,657	533,439
3.000%, Pool No.MA5386, 08/20/2048	166,968	134,697
4.500%, Pool No.BK5879, 11/20/2048	186,734	170,996
3.500%, Pool No.BS8891, 02/20/2050	1,046,601	898,092
3.000%, Pool No.BS8912, 02/20/2050	963,550	794,071
3.000%, Pool No.BS8626, 02/20/2050	865,954	713,641
2.500%, Pool No.BU6116, 04/20/2050	62,808	49,534
4.500%, Pool No.CV7142, 07/20/2050	2,434,193	2,159,054
2.500%, Pool No.BY0769, 09/20/2050	1,078,541	853,363
2.500%, Pool No.BX2636, 10/20/2050	737,320	581,326
3.500%, Pool No.BT1911, 12/20/2050	154,828	132,764
2.500%, Pool No.785510, 01/20/2051	408,774	314,962
2.000%, Pool No.CD4331, 04/20/2051	679,446	509,868
2.000%, Pool No.MA8782, 12/20/2051	779,843	578,897
3.000%, Pool No.MA8710, 01/20/2052	1,086,524	865,409
2.500%, Pool No.MA8783, 03/20/2052	1,332,886	1,019,905
3.000%, Pool No.CL5518, 03/20/2052	2,241,256	1,810,821
1.500%, Pool No.MA8040, 04/20/2052	580,601	409,513
3.000%, Pool No.CK2586, 04/20/2052	1,960,082	1,583,647
3.000%, Pool No.786095, 04/20/2052	92,297	74,572
3.000%, Pool No.786134, 04/20/2052	330,290	266,858
3.500%, Pool No.CN6885, 05/20/2052	91,855	78,728
2.500%, Pool No.CN5150, 07/20/2052	1,007,808	780,337
2.000%, Pool No.MA8860, 08/20/2052	830,641	616,605
4.000%, Pool No.CN8589, 08/20/2052	448,191	387,416
5.000%, Pool No.CO4367, 08/20/2052	191,131	176,067
3.000%, Pool No.CQ2299, 11/20/2052	997,709	814,628
4.500%, Pool No.CQ5485, 11/20/2052	484,813	430,187
3.500%, Pool No.786723, 11/20/2052	376,290	315,135
7.000%, Pool No.MA8756, 12/20/2052	644,145	643,523
3.500%, Pool No.786463, 12/20/2052	2,421,124	2,001,912
2.500%, Pool No.786464, 12/20/2052	476,998	365,643
2.000%, Pool No.786552, 12/20/2052	483,060	358,588
2.000%, Pool No.786793, 12/20/2052	494,871	367,355
3.000%, Pool No.MA8862, 01/20/2053	1,626,129	1,295,202
2.500%, Pool No.786724, 01/20/2053	973,224	746,265
4.500%, Pool No.CT5959, 04/20/2053	1,097,151	973,139
4.500%, Pool No.CU0134, 05/20/2053	993,719	881,398
6.500%, Pool No.CU4415, 05/20/2053	398,399	399,491
5.000%, Pool No.CV1066, 06/20/2053	1,120,194	1,030,733
5.000%, Pool No.CV6387, 06/20/2053	696,477	640,855
5.500%, Pool No.CV6664, 06/20/2053	496,357	477,083
4.500%, Pool No.786784, 06/20/2053	970,879	862,193
5.500%, Pool No.CV6338, 07/20/2053	1,262,363	1,207,721
5.000%, Pool No.MA9093, 08/20/2053	1,995,378	1,837,054
5.500%, Pool No.CU5352, 08/20/2053	997,971	943,182
7.000%, Pool No.CW6876, 08/20/2053	698,800	699,970
3.500%, Pool No.CR2134, 09/20/2060	989,891	805,915
4.500%, Pool No.CT6282, 02/20/2062	472,914	417,766
6.000%, Pool No.CT6754, 08/20/2062	237,013	233,505
Ginnie Mae I Pool
2.500%, Pool No.666291, 12/15/2042	99,414	79,678
2.500%, Pool No.AD0997, 04/15/2043	45,008	36,485
		37,906,880
Total Mortgage Backed Securities
(Cost $39,466,330)		37,906,880

	Shares
Short-Term Investments - 2.4%
Money Market Funds - 2.4%
First American Government Obligations Fund, Class X, 5.276% (2)	948,341	948,341
Total Short-Term Investments
(Cost $948,341)		948,341

Total Investments in Securities - 99.6%
(Cost $40,414,671)		38,855,221
Other Assets in Excess of Liabilities - 0.4%		150,484
Total Net Assets - 100.0%		$39,005,705

(1)	Variable rate security; rate shown is the rate in effect on October 31, 2023. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(2)	The rate shown is the annualized seven-day effective yield as of October 31, 2023.

Summary of Fair Value Exposure at October 31, 2023 (Unaudited)

The Academy Veteran Impact ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage Backed Securities	$–	$37,906,880	$–	$37,906,880
Short-Term Investments	948,341	–	–	948,341
Total Investments in Securities	$948,341	$37,906,880	$–	$38,855,221